Derivative Liability - Schedule of derivative liability (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of derivative liability [Abstract]
Beginning balance
Issuance of derivative liability	2,058,567
Fair value change of financial instruments	(401,168)
Ending balance	$ 1,657,399